Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in the consolidation

The accompanying consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2022	2021	2020
Libra Shipping Enterprises Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation(35)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Galaxy Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A.	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.(12)	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited(13)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ammos Shipping Corp.(40)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Limestone Shipping Corporation(28)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Dune Shipping Corp.	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Citrine Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31

Cavalli Navigation Inc.	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Seymour Trading Limited (2)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Goldie Services Company (34)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Oceanus Shipping Corporation(19)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cronus Shipping Corporation	Protostar N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Leto Shipping Corporation(17)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Dionysus Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Prometheus Shipping Corporation(18)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Camelia Shipping Inc.(31)	Navios Camelia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Anthos Shipping Inc.	Navios Anthos	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Azalea Shipping Inc.(1)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Amaryllis Shipping Inc.(38)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Zaffre Shipping Corporation(14) (46)	Serenitas N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	16/29 – 12/31
Wenge Shipping Corporation(14), (20)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	1/01 – 12/31	1/01 – 12/31	9/30 – 12/31
Rondine Management Corp. (15)	Navios Victory	Marshall Is.	1/01 – 12/31	1/01 – 12/31	—
Prosperity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	—
Aldebaran Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	1/01 – 12/31	3/30 – 12/31	—
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	1/01 – 12/31	3/30 – 12/31	—
Olympia II Navigation Limited (12)	Navios Domino	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Pingel Navigation Limited (12)	Navios Delight	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Ebba Navigation Limited (12)	Navios Destiny	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Clan Navigation Limited (12)	Navios Devotion	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Sui An Navigation Limited (23)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Bertyl Ventures Co.(12)	Navios Azure	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Silvanus Marine Company (12)	Navios Summer	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Anthimar Marine Inc. (12)	Navios Amarillo	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Enplo Shipping Limited (12)	Navios Verde	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Morven Chartering Inc. (12)	Navios Verano (ex. Matson Oahu)	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Rodman Maritime Corp. (12)	Navios Spring	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Isolde Shipping Inc. (12)	Navios Indigo	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Velour Management Corp. (12)	Navios Vermilion	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Evian Shiptrade Ltd. (12)	Matson Lanai	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Thetida Marine Co.	Navios Magnolia	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Peran Maritime Inc.	Zim Baltimore	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Nefeli Navigation S.A. (12)	Navios Unison	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Chernava Marine Corp.	Navios Bahamas (ex. Bahamas)	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Proteus Shiptrade S.A.	Zim Carmel	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Vythos Marine Corp. (12)	Navios Constellation	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—

Vinetree Marine Company	Operating Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Cavos Navigation Co.	Navios Libra	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pleione Management Limited(10)	Navios Star	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Bato Marine Corp.(32)	Navios Armonia	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Agron Navigation Company (21)	Navios Azalea	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Teuta Maritime S.A.(22)	TBN III	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Ambracia Navigation Company(12), (29)	Navios Primavera	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Artala Shipping Co.(22)	TBN II	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	1/01 – 12/31	4/28 – 12/31	—
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	1/01 – 12/31	5/10 – 12/31	—
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	1/01 – 12/31	5/10 – 12/31	—
Morganite Shipping Corporation(27)	Navios Meridian	Marshall Is.	1/01 – 12/31	6/01 – 12/31	—
Balder Maritime Ltd.(26)	Navios Koyo	Marshall Is.	1/01 – 12/31	6/04 – 12/31	—
Melpomene Shipping Corporation(25)	TBN IV	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Urania Shipping Corporation(25)	TBN V	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Terpsichore Shipping Corporation(8)	TBN VI	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Erato Shipmanagement Corporation(8)	TBN VII	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Lavender Shipping Corporation(12), (7)	Navios Ray	Marshall Is.	1/01 – 12/31	6/30 – 12/31	—
Nostos Shipmanagement Corp.(12), (7)	Navios Bonavis	Marshall Is.	1/01 – 12/31	6/30 – 12/31	—
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Acquisition Finance (US) Inc.	Co-Issuer of Ship Mortgage Notes	Delaware	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Partners Finance (US) Inc.	Sub-Holding Company	Delaware	1/01 – 12/31	8/25 – 12/31	—
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Amorgos Shipping Corporation(44)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Andros Shipping Corporation(43)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antikithira Shipping Corporation (12)	Nave Equator	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antiparos Shipping Corporation (12)	Nave Atria	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antipaxos Shipping Corporation(39)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antipsara Shipping Corporation (12)	Nave Velocity	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Crete Shipping Corporation (12)	Nave Cetus	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Delos Shipping Corporation(45)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Folegandros Shipping Corporation(12)	Nave Andromeda	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Ikaria Shipping Corporation(12)	Nave Aquila	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Ios Shipping Corporation	Nave Cielo	Cayman Islands	1/01 – 12/31	8/25 – 12/31	—
Iraklia Shipping Corporation(12)	Bougainville	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kimolos Shipping Corporation	Former Vessel- Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kithira Shipping Corporation(12)	Nave Orbit	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kos Shipping Corporation(12)	Nave Bellatrix	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Leros Shipping Corporation	Former Vessel- Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Mytilene Shipping Corporation(12)	Nave Orion	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Rhodes Shipping Corporation(12)	Nave Cassiopeia	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Samothrace Shipping Corporation(12)	Nave Pulsar	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Serifos Shipping Corporation(12)	Nave Estella	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Sifnos Shipping Corporation(12)	Nave Titan	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Skiathos Shipping Corporation(12)	Nave Capella	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Skopelos Shipping Corporation	Nave Ariadne	Cayman Islands	1/01 – 12/31	8/25 – 12/31	—
Skyros Shipping Corporation(12)	Nave Sextans	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Syros Shipping Corporation(12)	Nave Alderamin	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Thera Shipping Corporation(12)	Nave Atropos	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Tilos Shipping Corporation	Nave Spherical	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—

Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Cyrus Investments Corp.	Baghdad	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Olivia Enterprises Corp.	Erbil	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Limnos Shipping Corporation(12)	Nave Pyxis	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Thasos Shipping Corporation(12)	Nave Equinox	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01 – 12/31	8/25 – 12/31	—
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Kieran Limited	Nave Universe	British Virgin Islands	1/01 – 12/31	8/25 – 12/31	—
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Saowalak Limited	Nave Constellation	British Virgin Islands	1/01 – 12/31	8/25 – 12/31	—
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Doxa International Corp.	Nave Electron	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Alkmene Shipping Corporation(38)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Aphrodite Shipping Corporation(47)	Aurora N	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Dione Shipping Corporation	Lumen N	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Rhea Shipping Corporation(36)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Tzia Shipping Corporation (30)	Nave Celeste	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kleio Shipping Corporation (6)	TBN VIII	Marshall Is.	1/01 – 12/31	8/12 – 12/31	—
Polymnia Shipping Corporation (6)	TBN IX	Marshall Is.	1/01 – 12/31	8/12 – 12/31	—
Goddess Shiptrade Inc.(41)	Navios Astra	Marshall Is.	1/01 – 12/31	8/02 – 12/31	—
Aramis Navigation Inc.(3)	Navios Azimuth	Marshall Is.	1/01 – 12/31	7/09 – 12/31	—
Thalia Shipping Corporation (6)	TBN XII	Marshall Is.	1/01 – 12/31	11/17 – 12/31	—
Muses Shipping Corporation(6)	TBN XIII	Marshall Is.	1/01-12/31	11/17 – 12/31	—
Euterpe Shipping Corporation (8)	TBN XI	Marshall Is.	1/01-12/31	11/17 – 12/31	—
Calliope Shipping Corporation (25)	TBN X	Marshall Is.	1/01-12/31	11/17 – 12/31	—

Karpathos Shipping Corporation (6)	TBN XX	Marshall Is.	6/22–12/31	—	—
Patmos Shipping Corporation (6)	TBN XXI	Marshall Is.	6/22–12/31	—	—
Tarak Shipping Corporation (8)	TBN XV	Marshall Is.	4/26–12/31	—	—
Astrovalos Shipping Corporation (8)	TBN XIV	Marshall Is.	4/26–12/31	—	—
Ithaki Shipping Corporation (6)	TBN XVII	Marshall Is.	4/26–12/31	—	—
Gavdos Shipping Corporation (6)	TBN XVI	Marshall Is.	4/26–12/31	—	—
Galera Management Company(22)	TBN I	Marshall Is.	6/24-12/31	—	—
Vatselo Enterprises Corp. (9), (12)	Navios Alegria	Marshall Is.	6/24-12/31	—	—
Thalassa Marine S.A.	Navios Galaxy II	Marshall Is.	7/29-12/31	—	—
Anafi Shipping Corporation(12)	Navios Sky	Marshall Is.	9/08-12/31	—	—
Asteroid Shipping S.A.	Navios Herakles I	Marshall Is.	7/29-12/31	—	—
Bulkinvest S.A.	Operating Company	Luxembourg	9/08-12/31	—	—
Cloud Atlas Marine S.A.	Navios Uranus	Marshall Is.	7/29-12/31	—	—
Corsair Shipping Ltd. (33)	Former Vessel-Owning Company	Marshall Is.	9/08-12/31	—	—
Ducale Marine Inc.	Navios Etoile	Marshall Is.	9/08-12/31	—	—
Faith Marine Ltd	Navios Altamira	Marshall Is.	9/08-12/31	—	—
Kleimar N.V.(37)	Operating Company/ Vessel Owning Company/Management Company	Belgium	9/08-12/31	—	—
Iris Shipping Corporation	N Amathia	Marshall Is.	9/08-12/31	—	—
Moonstone Shipping Corporation (42)	Former Vessel-Owning Company	Marshall Is.	9/08-12/31	—	—
NAV Holdings Limited	Sub-Holding Company	Malta	9/08-12/31	—	—
Navios International Inc.	Operating Company	Marshall Is.	7/29-12/31	—	—
Veja Navigation Company	Sub-Holding Company	Marshall Is.	9/08-12/31	—	—
Vernazza Shiptrade Inc. (12)	Navios Canary	Marshall Is.	9/08-12/31	—	—
White Narcissus Marine S.A. (12) (37)	Navios Asteriks	Marshall Is.	9/08-12/31	—	—
Talia Shiptrade S.A.	Navios Magellan II	Marshall Is.	7/29-12/31	—	—
Shikhar Ventures S.A. (12)	Navios Stellar	Liberia	9/08-12/31	—	—
Opal Shipping Corporation	Rainbow N	Marshall Is.	9/08-12/31	—	—
Pharos Navigation S.A. (12)	Navios Phoenix	Marshall Is.	9/08-12/31	—	—
Pueblo Holdings Ltd. (12)	Navios Lumen	Marshall Is.	9/08-12/31	—	—
Red Rose Shipping Corp.	Navios Bonheur	Marshall Is.	9/08-12/31	—	—
Rider Shipmanagement Inc.	Navios Felicity I	Marshall Is.	7/29-12/31	—	—
Roselite Shipping Corporation (12)	Navios Corali	Marshall Is.	9/08-12/31	—	—
Rumer Holding Ltd. (12)	Navios Antares	Marshall Is.	9/08-12/31	—	—
Jasmine Shipping Corporation	N Bonanza	Marshall Is.	9/08-12/31	—	—
Highbird Management Inc.	Navios Celestial	Marshall Is.	9/08-12/31	—	—
Kastelorizo Shipping Corporation(49)	TBN XVIII	Marshall Is.	10/19–12/31	—	—
Elafonisos Shipping Corporation(49)	TBN XIX	Marshall Is.	10/19–12/31	—	—
Koufonisi Shipping Corporation (48)	Navios Felix	Marshall Is.	11/11–12/31	—	—